Commitments and Contingencies	9 Months Ended
Sep. 30, 2016
Centennial Resource Production, LLC (Centennial OpCo)
Commitments and Contingencies

Note 11—Commitments and Contingencies

Commitments

In October 2014, the Predecessor’s gas gathering agreement with PennTex was amended to provide for the construction of an expansion of the gathering system and a receipt point. The Predecessor will reimburse PennTex for the total cost of the expansion project. The Predecessor will pay a minimum fee of $7,000 per day until PennTex recoups the capital outlay for the expansion project. At September 30, 2016 a short-term liability of $0.3 million was in included in Other current liabilities on the condensed consolidated balance sheets. For the three and nine months ended September 30, 2016, the Predecessor made payments, including interest, of $0.2 million and $1.0 million, respectively.

In December 2015, the Predecessor entered into a transportation and gathering services agreement by which a transporter agreed to construct a crude oil gathering and transportation system capable of transporting crude oil from certain Company wells in Reeves and Ward Counties, Texas to destination points in Crane and Midland, Texas (the “Transportation System”), and the Predecessor agreed to dedicate and ship on the Transportation System all crude oil owned or controlled by the Predecessor from oil and gas leases covering approximately 28,000 gross acres located within a designated area of mutual interest in Reeves and Ward Counties. The agreement has a primary term of 12 years from October 1, 2016, the date the Transportation System was first put into service, and may be extended at the Company’s option for two successive two year terms and, thereafter, is automatically extended for successive one year terms unless terminated by the Predecessor or the transporter upon 60 days’ prior notice.

In July 2016, the Predecessor entered into a crude oil purchase agreement by which the Predecessor agreed to sell all of its crude oil production that is produced at receipt points identified in the agreement commencing on the October 1, 2016 in service date of the Transportation System. The purchaser is obligated to purchase the crude oil at the receipt points identified in the agreement and transport it on the Transportation System. The agreement has an initial term of nine months from October 1, 2016, the date the Transportation System entered commercial service, and evergreen 30 day renewal terms unless terminated by the Predecessor or the purchaser on 30 days’ prior notice. The price received by the Predecessor for the crude oil it sells under the agreement is based generally on NYMEX pricing subject to marketing and other adjustments, and varies depending on whether the oil is transported to Crane or Midland, Texas and on whether the oil is transported before or after the Transportation System is connected to a pipeline in Crane, Texas or a terminal in Midland, Texas.

There have been no other material changes in commitments during the nine months ended September 30, 2016. Please refer to Note 11—Commitment and Contingencies in the Audited Financial Statements.

Contract Termination and Rig Stacking

In light of the low commodity price environment, the Predecessor curtailed its drilling activity during 2015. For the three and nine months ended September 30, 2015, the Predecessor incurred drilling rig termination fees of $0.2 million and $2.4 million, respectively, which are recorded in the Contract termination and rig stacking line item in the accompanying condensed consolidated statements of operations.

Contingencies

In the ordinary course of business, the Predecessor may at times be subject to claims and legal actions. Management believes it is remote that the impact of such matters will have a material adverse effect on the Predecessor’s financial position, results of operations or cash flows. Management is unaware of any pending litigation brought against the Predecessor requiring the reserve of a contingent liability as of the date of these condensed consolidated financial statements.